Employee Cost - Summary of Change in Defined Benefit Obligation for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	$ 6.6	₨ 539.0	₨ 482.1	₨ 546.7
Interest cost	0.1	6.9	0.4	5.6
Actuarial (gains) / losses arising from changes in financial assumptions	(4.6)	(379.7)	(53.6)	(213.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	0.2	17.5	412.2	(196.6)
Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	46.6	3,827.5	3,110.8
Service cost	6.6	539.0	482.1
Interest cost	1.4	111.9	63.9
Actuarial (gains) / losses arising from changes in financial assumptions	(4.6)	(379.7)	(53.6)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	0.2	17.5	412.2
Benefits paid from plan assets	(0.8)	(67.6)	(62.5)
Benefits paid directly by employer	0.0	(4.0)	(7.9)
Foreign currency translation	0.5	42.8	(117.5)
End of the year	$ 49.9	₨ 4,087.4	₨ 3,827.5	₨ 3,110.8